Note 36 - Related Party Transactions - Transactions with Subsidiaries, Joint Ventures and Associates - Loans (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023
Loans (Transactions with Subsidiaries, Joint Ventures and Associates)
Loans outstanding, beginning of year		€ 44	[1]	€ 119
Movement in loans during the period		70		(98)
Changes in the group of consolidated companies		0		0
Exchange rate changes/other		(41)		23
Loans outstanding, end of year	[1]	73		44
Other credit risk related transactions:
Allowance for loan losses		0		1
Provision for loan losses		1		0
Guarantees and commitments		€ 3		€ 1

[1]	Loans past due were € 0 million as of December 31, 2024 and € 0 million as of December 31, 2023. For the total loans the Group held collateral of € 0 million and € 0 million as of December 31, 2024 and December 31, 2023, respectively